Warrants - Schedule of Key Inputs into Monte Carlo Simulation Model for Private Placement Warrants at Initial and Subsequent Measurement Date (Details) - Level 2 - Recurring - Private Placement Warrants
	Dec. 31, 2021 yr	Dec. 22, 2021 yr
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.25	1.23
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00
Expected term (years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.98	5.00
Expected Volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	35.30	15.30
Exercise Price
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Stock Price
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.87	9.66